Vessels, Net	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
VESSELS, NET
NOTE 5: VESSELS, NET

Vessels	Cost	Accumulated Depreciation	Net Book Value
Balance at December 31, 2013	$1,478,886	$(125,755)	$1,353,131

Additions	437,498	(63,660)	373,838
Disposals	(406,054)	65,734	(340,320)
Impairment loss	(22,724)	12,006	(10,718)

Balance at December 31, 2014	$1,487,606	$(111,675)	$1,375,931

Additions	207,000	(57,164)	149,836
Disposals	(104,274)	20,142	(84,132)
Balance at December 31, 2015	$1,590,332	$(148,697)	$1,441,635
Acquisition of vessels
2015
On January 8, 2015, Navios Acquisition took delivery of the Nave Sextans, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $33,373. Cash paid was $17,750 and $15,623 was transferred from vessel deposits.
On February 11, 2015, Navios Acquisition took delivery of the Nave Velocity, a newbuilding, 49,999 dwt, MR2 product tanker, from an unaffiliated third party for a total cost of $39,233. Cash paid was $12,591 and $26,642 was transferred from vessel deposits.
On November 6, 2015, Navios Acquisition took delivery of the Nave Spherical, a 2009-built, 297,188 dwt VLCC, from an unaffiliated third party for a total cost of $69,198.
On December 2, 2015, Navios Acquisition took delivery of the Nave Photon, a 2008-built, 297,395 dwt VLCC from an unaffiliated third party for a total cost of $65,196.
Improvements for vessels for the year ended December 31, 2015 amounted to $0 and $410 for the year ended December 31, 2014.

2014
On February 4, 2014, Navios Acquisition took delivery of the Nave Galactic, a 2009-built, 297,168 dwt VLCC, from an unaffiliated third party, for a total cost of $51,739. Cash paid was $46,564 and $5,175 was transferred from vessel deposits.
On February 12, 2014, Navios Acquisition took delivery of the Nave Quasar, a 2010-built, 297,376 dwt VLCC, from an unaffiliated third party, for a total cost of $54,687. Cash paid was $49,222 and $5,465 was transferred from vessel deposits.
On March 10, 2014, Navios Acquisition took delivery of the Nave Buena Suerte, a 2011-built, 297,491 dwt VLCC, from an unaffiliated third party, for a total cost of $57,164. Cash paid was $51,450 and $5,714 was transferred from vessel deposits.

On May 7, 2014, Navios Acquisition took delivery of the Nave Jupiter, a newbuilding 49,999 dwt, MR2 product tanker, from an unaffiliated third party, for a total cost of $39,643. Cash paid was $13,907, and $25,736 was transferred from vessel deposits.
On June 16, 2014, Navios Acquisition took delivery of the Nave Neutrino, a 2003-built, 298,287 dwt VLCC, from an unaffiliated third party, for a total cost of $43,686.
On July 21, 2014, Navios Acquisition took delivery of the Nave Electron, a 2002-built, 305,178 dwt VLCC, from an unaffiliated third party, for a total cost of $41,209.
On September 19, 2014, Navios Acquisition took delivery of the Nave Luminosity, a newbuilding 49,999 dwt MR2, product tanker, from an unaffiliated third party, for a total cost of $39,630.
On November 20, 2014, Navios Acquisition took delivery of the Nave Pyxis, a newbuilding 49,998 dwt MR2, product tanker, from an unaffiliated third party, for a total cost of $33,411.
On December 9, 2014, Navios Acquisition took delivery of the Nave Synergy, a 2010-built, 299,973 dwt VLCC, from an unaffiliated third party, for a total cost of $75,918.
Disposal of vessels
2015
On June 18, 2015, Navios Midstream exercised its option to acquire the shares of the vessel-owning subsidiaries of the Nave Celeste, a 2003-built of 298,717 dwt VLCC, and the C. Dream from Navios Acquisition for an aggregate sale price of $100,000. The sale price consisted of $73,000 cash consideration and the issuance of 1,592,920 Subordinated Series A Units to Navios Acquisition. Refer to Note 15. The gain on sale of vessels amounted to $5,771 and was calculated as follows:

Proceeds received:
Net Cash proceeds received from sale of assets		$71,224
Subordinated Series A Units		27,111
			98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net		(84,184)
Favorable & unfavorable leases		37
Working capital		554	(83,593)

			14,742

Deferred gain on sale of assets			8,971

Gain on sale of vessels	$		5,771

2014
On May 6, 2014, Navios Acquisition sold the Shinyo Splendor to an unaffiliated third party for an aggregate sale price of $20,020. As of March 31, 2014, an impairment loss of $10,718 related to the Shinyo Splendor has been recognized under the line item “Impairment Loss.” The Company had a current expectation that, more likely than not, the Shinyo Splendor would be sold before the end of its previously estimated useful life, and as a result performed an impairment test of the specific asset group. The carrying amount of the asset group was more than its undiscounted future cash flows which resulted in an impairment loss (refer to Note 2(l) for further details related to the impairment test). The vessel's aggregate net carrying amount as at the date of sale was $19,219 (including the remaining carrying balance of dry dock and special survey costs in the amount of $1,021). The Company received net cash proceeds in the amount of $18,315 and recognized a loss of $904. This loss is presented under “Gain / (loss) on sale of vessels” in the consolidated statements of operations.
On November 18, 2014, Navios Acquisition sold all of the outstanding shares of capital stock of four of its vessel-owning subsidiaries (Shinyo Ocean Limited, Shinyo Kannika Limited, Shinyo Kieran Limited and Shinyo Saowalak Limited) to Navios Midstream (see Note 1).

The gain on sale amounted to $23,503 and was calculated as:

Proceeds received:
Cash proceeds received from sale of assets		$214,854
Common units		18,640
General Partner units		5,720
Subordinated units		140,140
Selling expenses		(211)	379,143
Carrying Value of assets sold:
Vessels		(322,121)
Favorable leases		(32,129)
Other assets / liabilities, net		(1,390)	(355,640)

Gain on sale of vessels	$		23,503

The Company recorded the common units, general partner units and subordinated units at their fair value on November 18, 2014. Refer to Note 8, “Investment in affiliates”.
This gain is included in “Gain / (loss) on sale of vessels” in the consolidated statements of operations. Navios Midstream was deconsolidated from the date of the IPO. Refer to Note 8, “Investment in affiliates”.
Deposits for vessel acquisitions
Deposits for vessel acquisitions represent deposits for vessels to be delivered in the future. As of December 31, 2015, there were no deposits for vessels to be delivered in the future. As of December 31, 2014, Navios Acquisition vessel deposits amounted to $42,276 of which $23,540 was financed through loans and the balance from existing cash. For the year ended December 31, 2014, additions to deposits for vessels acquisitions comprising of cash payments and capitalized interest were $11,881, which was offset by $71,220 transferred to vessels, net.
For the year ended December 31, 2015, 2014 and 2013, capitalized interest amounted to $104, $3,290 and $6,149, respectively.